Description of business and basis of preparation of the consolidated financial statements - IFRS 16 - Effects on the consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Revenue	€ 42,270	€ 42,238	€ 41,381
External purchases	17,691	17,860	18,563
Other operating income	604	720	580
Other operating expenses	(789)	(599)	(505)
Labor expenses	(8,490)	(8,494)	(9,074)
Operating taxes and levies	(1,924)	(1,827)	(1,840)
Gains (losses) on disposal of fixed assets, investments and activities	228	277	197
Restructuring costs	(25)	(132)	(189)
Depreciation and amortization of fixed assets	(7,134)	(7,110)	(7,047)
Depreciation and amortization of financed assets	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,384)	(1,274)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Impairment of financed assets	30	(73)	49
Impairment of right-of-use assets	57	33
Share of profits (losses) of associates and joint ventures	(2)	8	3
Operating income	5,521	5,930	4,829
Cost of gross financial debt except financed assets	(1,099)	(1,108)	(1,341)
Interests on debts related to financed assets	(1)	(1)
Gains (losses) on assets contributing to net financial debt	(1)	5	9
Foreign exchange gain (loss)	(103)	76	(4)
Interests on lease liabilities	(120)	(129)
Other net financial expenses	11	15	25
Effects resulting from BT stake		(119)	(51)
Finance costs, net	(1,314)	(1,261)	(1,362)
Income tax	848	(1,447)	(1,309)
Consolidated net income	€ (5,055)	(3,222)	€ (2,158)
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Revenue		42,238
External purchases		17,897
Other operating income		720
Other operating expenses		(599)
Labor expenses		(8,494)
Operating taxes and levies		(1,827)
Gains (losses) on disposal of fixed assets, investments and activities		277
Restructuring costs		(132)
Depreciation and amortization of fixed assets		(7,110)
Depreciation and amortization of financed assets		(14)
Depreciation and amortization of right-of-use assets		(1,239)
Reclassification of translation adjustment from liquidated entities		12
Impairment of goodwill		(54)
Impairment of fixed assets		73
Impairment of right-of-use assets		33
Share of profits (losses) of associates and joint ventures		8
Operating income		5,927
Cost of gross financial debt except financed assets		(1,108)
Interests on debts related to financed assets		(1)
Gains (losses) on assets contributing to net financial debt		5
Foreign exchange gain (loss)		76
Interests on lease liabilities		(122)
Other net financial expenses		15
Effects resulting from BT stake		(119)
Finance costs, net		(1,254)
Income tax		(1,447)
Consolidated net income		(3,226)
Increase decrease due to application of Ifrs IC decision
Disclosure of initial application of standards or interpretations [line items]
External purchases		(37)
Depreciation and amortization of right-of-use assets		(35)
Operating income		2
Interests on lease liabilities		(6)
Finance costs, net		(6)
Income tax		1
Consolidated net income		€ 3